Nuveen Municipal Income Fund, Inc.
Portfolio of Investments January 31, 2023
(Unaudited)
NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.3%
X 95,347,328 MUNICIPAL BONDS - 95.3%
X 95,347,328
Alabama - 2.5%
$ 1,255 Limestone County Water & Sewer Authority, Alabama, Water and Sewer
Revenue Bonds, Series 2022, 5.000%, 12/01/45
6/32 at 100.00 AA-   $ 1,389,072
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   1,048,440
100 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   89,396
2,355 Total Alabama 2,526,908
Arizona - 5.0%
600 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 A+   612,600
275 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.250%, 7/01/43
7/31 at 100.00 BB+   276,284
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 AA-   1,021,870
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Macombs Facility Project,
Series 2021A, 4.000%, 7/01/41
7/31 at 100.00 BBB-   912,320
1,495 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A+   1,604,733
515 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.250%, 12/01/28
No Opt. Call A3   555,417
4,885 Total Arizona 4,983,224
Arkansas - 0.2%
200 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   200,112
200 Total Arkansas 200,112
California - 4.6%
2,120 Brea Olinda Unified School District, Orange County, California, General
Obligation Bonds, Series 1999A, 0.000%, 8/01/23 - FGIC Insured
No Opt. Call Aa2   2,092,779
500 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42
11/27 at 100.00 A1   497,660
500 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
3/23 at 100.00 N/R   499,990
365 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+   365,752
275 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
4.000%, 4/01/36
4/27 at 100.00 A   278,902

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 16 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 (4),(5)
1/22 at 100.00 N/R   $ 16,388
300 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call A   387,741
500 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A-   509,730
4,576 Total California 4,648,942
Colorado - 12.2%
1,000 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/29 at 100.00 AA+   1,000,620
Central Platte Valley Metropolitan District, Colorado,
General Obligation Bonds, Refunding Series 2013A:
150 5.125%, 12/01/29, (Pre-refunded 12/01/23) 12/23 at 100.00 BBB  (6) 153,153
250 5.375%, 12/01/33, (Pre-refunded 12/01/23) 12/23 at 100.00 BBB  (6) 255,765
350 Colorado Health Facilities Authority, Colorado, Health Facilities Revenue
Bonds, The Evangelical Lutheran Good Samaritan Society Project,
Refunding Series 2017, 5.000%, 6/01/42, (Pre-refunded 6/01/27)
6/27 at 100.00 N/R  (6) 388,416
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 AA   980,080
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016,
5.000%, 1/01/37
1/24 at 102.00 N/R   459,890
640 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 A-   602,733
750 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2013B-1, 5.000%, 11/15/38
11/23 at 100.00 AA+   761,843
1,395 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/43, (AMT)
12/28 at 100.00 A+   1,464,345
700 Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement, Series
2021, 5.000%, 12/01/46 - AGM Insured
12/31 at 100.00 AA   772,513
700 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   711,662
1,000 Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2021, 4.000%, 12/01/47
- BAM Insured
12/31 at 100.00 AA   984,500
300 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   309,537
650 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 A   607,581
125 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.125%, 11/15/23
No Opt. Call AA-   127,615
1,100 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA   1,193,841
463 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding & Improvement Series 2013, 5.000%, 12/01/33, (Pre-
refunded 12/01/23), 144A
12/23 at 100.00 N/R  (6) 472,260

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 525 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 4.500%, 12/01/31
3/27 at 103.00 N/R   $ 484,475
500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   478,955
12,098 Total Colorado 12,209,784
Connecticut - 1.0%
1,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+   950,500
1,000 Total Connecticut 950,500
Delaware - 0.1%
100 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB   102,234
100 Total Delaware 102,234
District of Columbia - 0.1%
105 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%,
10/01/49
10/29 at 100.00 A-   99,974
105 Total District of Columbia 99,974
Florida - 4.2%
840 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%,
9/01/33
9/23 at 100.00 BBB   848,022
700 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   633,500
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
350 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 3/23 at 102.00 N/R   323,428
380 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/23 at 102.00 N/R   345,693
500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
3/23 at 102.00 N/R   499,225
500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%,
10/01/42, (AMT)
10/27 at 100.00 A+   520,965
1,145 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 A   1,051,511
4,415 Total Florida 4,222,344
Georgia - 1.2%
455 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1,
5.250%, 7/01/40
7/25 at 100.00 A1   473,509
245 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series 2013A,
4.000%, 11/01/25
11/23 at 100.00 B   233,392

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 500 Fulton County Development Authority, Georgia, Hospital Revenue
Bonds, Wellstar Health System, Inc Project, Series 2017A, 4.000%,
4/01/50
4/30 at 100.00 A+   $ 484,010
1,200 Total Georgia 1,190,911
Hawaii - 1.8%
250 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
7/23 at 100.00 BB   252,050
1,500 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/47, (AMT)
7/32 at 100.00 A+   1,588,155
1,750 Total Hawaii 1,840,205
Illinois - 13.9%
250 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   262,150
435 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB+   434,513
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   693,277
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 5.500%, 1/01/55
1/32 at 100.00 A+   1,090,400
1,000 Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT, 4.500%, 11/01/36
11/24 at 100.00 A   1,017,340
500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 BBB+   435,200
1,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/51
8/32 at 100.00 AA-   1,079,990
1,105 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   1,114,945
80 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 5.500%, 7/01/28
7/23 at 100.00 A   80,371
200 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3   200,892
540 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 BBB+   580,052
500 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 BBB+   514,370
400 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 BBB+   434,544
1,000 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/41
10/32 at 100.00 BBB+   1,095,290
990 Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/31 7/23 at 100.00 BBB+   997,583
1,900 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 AA-   2,054,432
200 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 A-   203,634
6,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 0.000%, 12/15/56
No Opt. Call A-   1,020,480
205 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35
- NPFG Insured
No Opt. Call A-   118,838

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 490 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/32
10/23 at 100.00 A-   $ 501,324
18,445 Total Illinois 13,929,625
Indiana - 2.3%
735 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   656,487
1,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Fulcrum CenterPoint, LLC Project, Series 2022, 4.500%, 12/15/46,
(AMT), (Mandatory Put 11/15/23)
5/23 at 100.00 Aaa   1,001,270
655 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013A, 5.000%, 7/01/44, (Pre-
refunded 7/01/23), (AMT)
7/23 at 100.00 N/R  (6) 660,843
2,390 Total Indiana 2,318,600
Iowa - 0.5%
500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 BBB-   503,440
500 Total Iowa 503,440
Kansas - 0.5%
500 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B, 5.000%,
9/01/47 - AGM Insured
9/31 at 100.00 AA   547,170
500 Total Kansas 547,170
Louisiana - 2.4%
1,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
MOVEBR Sales Tax Revenue Bonds, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 AA+   1,069,230
1,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A   1,280,332
2,230 Total Louisiana 2,349,562
Maine - 0.5%
500 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (6) 504,980
500 Total Maine 504,980
Maryland - 0.5%
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A  (6) 517,495
500 Total Maryland 517,495
Massachusetts - 0.6%
50 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 4.000%, 6/01/49, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R  (6) 55,333
500 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/46
7/26 at 100.00 A-   510,690
550 Total Massachusetts 566,023

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan - 1.0%
$ 1,000 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 AA   $ 1,000,380
1,000 Total Michigan 1,000,380
Minnesota - 1.9%
75 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%,
8/01/46
8/26 at 100.00 BB+   62,223
1,000 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A, 5.000%, 2/15/53
2/28 at 100.00 A-   1,027,300
300 Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series
2017, 4.250%, 9/01/37
9/24 at 100.00 N/R   281,031
500 West Saint Paul-Mendota Heights-Eagan Independent School District
197, Dakota County, Minnesota, General Obligation Bonds, School
Buidling Series 2018A, 4.000%, 2/01/39
2/27 at 100.00 AAA   513,415
1,875 Total Minnesota 1,883,969
Mississippi - 1.0%
1,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/41
9/26 at 100.00 BBB+   1,013,440
1,000 Total Mississippi 1,013,440
Missouri - 2.7%
135 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.250%, 5/01/33
5/23 at 100.00 BBB-   135,896
1,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project, Series
2012, 5.000%, 10/01/33
3/23 at 100.00 BBB-   1,000,180
125 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, University of Central Missouri, Series 2013C-
2, 5.000%, 10/01/34
10/23 at 100.00 A+   126,303
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%,
2/15/54
2/29 at 100.00 AA-   975,760
215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 BB+   199,305
335 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017,
4.500%, 10/01/40
10/23 at 100.00 N/R   297,775
2,810 Total Missouri 2,735,219
Nebraska - 0.5%
500 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call A   526,000
500 Total Nebraska 526,000
New Jersey - 2.7%
45 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (6) 45,863

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 AA   $ 112,278
545 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 A3   555,094
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 A3   971,890
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+   1,032,480
2,700 Total New Jersey 2,717,605
New York - 4.9%
60 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.250%, 7/01/35
7/25 at 100.00 B-   53,957
1,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 AA+   1,656,015
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa1   985,400
250 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+   260,685
315 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.250%, 11/15/55
5/30 at 100.00 A3   327,471
500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%,
2/01/42
2/31 at 100.00 AAA   500,535
500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   499,300
500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.250%, 5/15/47
11/32 at 100.00 AA+   567,250
4,625 Total New York 4,850,613
North Carolina - 2.1%
2,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 Aa1   2,084,920
2,000 Total North Carolina 2,084,920
North Dakota - 0.1%
100 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R   93,174
100 Total North Dakota 93,174
Ohio - 0.9%
1,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project,
Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A3   934,970
1,000 Total Ohio 934,970
Oklahoma - 0.6%
670 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB-   643,086
670 Total Oklahoma 643,086

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon - 0.1%
$ 55 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 N/R   $ 51,058
55 Total Oregon 51,058
Pennsylvania - 1.8%
1,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A, 5.000%,
11/01/40
2/23 at 100.00 BB-   715,100
500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A+   520,770
560 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/36, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (6) 589,456
2,060 Total Pennsylvania 1,825,326
Puerto Rico - 1.8%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
200 4.550%, 7/01/40 7/28 at 100.00 N/R   197,200
1,760 0.000%, 7/01/51 7/28 at 30.01 N/R   367,858
500 4.750%, 7/01/53 7/28 at 100.00 N/R   476,790
745 5.000%, 7/01/58 7/28 at 100.00 N/R   735,866
3,205 Total Puerto Rico 1,777,714
South Carolina - 0.5%
620 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 4.000%, 4/01/49
4/26 at 103.00 BBB-   465,242
620 Total South Carolina 465,242
South Dakota - 1.4%
100 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow
Rummel Village Project, Series 2017, 5.125%, 11/01/47
11/26 at 100.00 BB   89,019
1,300 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 AA-   1,310,166
1,400 Total South Dakota 1,399,185
Tennessee - 1.2%
870 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2016, 5.000%, 9/01/47
9/26 at 100.00 BBB   874,315
250 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, 5.500%, 7/01/42, (AMT)
7/32 at 100.00 A1   280,330
1,120 Total Tennessee 1,154,645
Texas - 6.6%
670 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/40, (Pre-refunded 7/01/25)
7/25 at 100.00 A-  (6) 713,617
1,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 A1   998,670
335 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Frst Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 A+   336,956
500 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45
4/30 at 100.00 A+   497,020

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 500 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/40
5/25 at 100.00 A+   $ 514,460
125 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
2/23 at 104.00 BB-   124,419
200 North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/43, (Pre-
refunded 9/01/31) (7)
9/31 at 100.00 N/R  (6) 258,792
500 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A+   516,505
240 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
2/24 at 100.00 Ba1   244,740
295 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call A2   317,211
1,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa2   1,013,630
1,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/32
8/24 at 100.00 A-   1,029,530
6,365 Total Texas 6,565,550
Virgin Islands - 0.4%
380 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R   396,180
380 Total Virgin Islands 396,180
Virginia - 2.0%
1,265 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB   1,262,925
750 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%,
12/31/47, (AMT)
12/32 at 100.00 Baa1   779,940
2,015 Total Virginia 2,042,865
Washington - 1.1%
1,000 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Private Activity Series 2022B, 5.000%, 8/01/42, (AMT)
8/32 at 100.00 AA-   1,082,960
1,000 Total Washington 1,082,960
West Virginia - 1.0%
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Series 2018A,
5.000%, 6/01/52
6/28 at 100.00 A   1,016,700
1,000 Total West Virginia 1,016,700
Wisconsin - 4.9%
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, Second Tier Series 2018B:
4 0.000%, 1/01/46, 144A (4) No Opt. Call N/R   86
4 0.000%, 1/01/47, 144A (4) No Opt. Call N/R   80
4 0.000%, 1/01/48, 144A (4) No Opt. Call N/R   76
4 0.000%, 1/01/49, 144A (4) No Opt. Call N/R   71

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 3 0.000%, 1/01/50, 144A (4) No Opt. Call N/R   $ 66
4 0.000%, 1/01/51, 144A (4) No Opt. Call N/R   69
98 1.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R   58,828
4 0.000%, 1/01/52, 144A (4) No Opt. Call N/R   64
4 0.000%, 1/01/53, 144A (4) No Opt. Call N/R   60
4 0.000%, 1/01/54, 144A (4) No Opt. Call N/R   57
4 0.000%, 1/01/55, 144A (4) No Opt. Call N/R   53
4 0.000%, 1/01/56, 144A (4) No Opt. Call N/R   50
4 0.000%, 1/01/57, 144A (4) No Opt. Call N/R   47
4 0.000%, 1/01/58, 144A (4) No Opt. Call N/R   44
3 0.000%, 1/01/59, 144A (4) No Opt. Call N/R   42
3 0.000%, 1/01/60, 144A (4) No Opt. Call N/R   39
3 0.000%, 1/01/61, 144A (4) No Opt. Call N/R   37
3 0.000%, 1/01/62, 144A (4) No Opt. Call N/R   35
3 0.000%, 1/01/63, 144A (4) No Opt. Call N/R   33
3 0.000%, 1/01/64, 144A (4) No Opt. Call N/R   31
3 0.000%, 1/01/65, 144A (4) No Opt. Call N/R   29
3 0.000%, 1/01/66, 144A (4) No Opt. Call N/R   27
42 0.000%, 1/01/67, 144A (4) No Opt. Call N/R   316
500 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call Aa3   508,975
200 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014, 5.125%,
10/01/34
3/23 at 102.00 N/R   188,492
200 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/57
1/27 at 103.00 N/R   144,322
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%,
10/01/48
10/23 at 102.00 N/R   886,060
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   1,014,910
500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B,
5.000%, 7/01/44
7/24 at 100.00 A   505,275
545 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A, 5.000%,
9/15/50, (Pre-refunded 9/15/23)
9/23 at 100.00 BBB-  (6) 553,300
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44
12/24 at 100.00 AA-   1,012,920
5,160 Total Wisconsin 4,874,494
Total Long-Term Investments (cost $95,333,596) 95,347,328
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  2.7%
X 2,675,000 MUNICIPAL BONDS - 2.7%
X 2,675,000
Mississippi - 1.8%
$ 1,800 Mississippi Development Bank, Special Obligation Bonds, Jackson
County, Industrial Water System Project, Series 2009, 1.200%,
12/01/39, (Mandatory Put 1/31/2023) (8)
2/23 at 100.00 Aa2 $ 1,800,000
1,800 Total Mississippi 1,800,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina - 0.9%
$ 875 University of North Carolina Chapel Hill, Revenue Bonds, University of
North Carolina Hospitals at Chapel Hill, Variable Rate Demand Series
2003B, 1.600%, 2/01/29, (Mandatory Put 2/7/2023) (8)
2/23 at 100.00 AA $ 875,000
875 Total North Carolina 875,000
Total Short-Term Investments (cost $2,675,000) 2,675,000
Total Investments (cost $ 98,008,596 ) - 98 .0% 98,022,328
Other Assets & Liabilities, Net -  2.0% 2,013,226
Net Assets Applicable to Common Shares - 100% $ 100,035,554
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 95,330,940 $ 16,388 $ 95,347,328
Short-Term Investments:
Municipal Bonds – 2,675,000 – 2,675,000
Total
$ – $ 98,005,940 $ 16,388 $ 98,022,328
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NMI
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity